Income Taxes - Schedule of Reconciliation of Federal Statutory Income Tax Rate to Effective Tax Rate (Detail)	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Income Tax Disclosure [Abstract]
Statutory rate	35.00%	35.00%	(35.00%)	(35.00%)
State taxes, net of federal benefit		9.50%	7.40%	5.80%
Nondeductible interest		18.10%	84.30%	73.20%
Nondeductible transaction costs		6.70%	0.00%	0.00%
Valuation allowances		(45.50%)	(52.70%)	(36.50%)
Other		(0.10%)	0.10%	0.20%
Total		23.70%	4.10%	7.70%